Supplement dated June 16, 2011 to the Prospectus listed below, as supplemented

	Prospectus Material	Prospectus Effective
Fund	Number	Date

Variable Portfolio-Invesco International Growth Fund	S-6546-99 C	April 29, 2011

Effective August 31, 2011, the information in the “Summary of Variable Portfolio-Invesco International Growth Fund” under the caption “Fund Management” is hereby replaced with the following:

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Subadviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Managed Fund Since

Clas Olsson	Portfolio Manager (lead)	May 2010

Shuxin Cao, CFA	Portfolio Manager	May 2010

Matthew Dennis, CFA	Portfolio Manager	May 2010

Jason Holzer, CFA	Portfolio Manager	May 2010

Mark Jason, CFA	Portfolio Manager	August 2011

Effective August 31, 2011, the portfolio managers responsible for the Fund’s day-to-day portfolio management, as described in the “More Information About the Funds” section of the Fund’s prospectus under the caption “Portfolio Management” for Variable Portfolio-Invesco International Growth Fund is hereby replaced with the following:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Clas Olsson, Lead Portfolio Manager, CIO of Invesco’s International Growth Investment Management Unit

•	Managed the Fund since May 2010.
•	Joined Invesco as an investment officer and international portfolio analyst in 1994 and promoted to his current position in 1997.
•	Lead manager with respect to investments in Europe and Canada.
•	Began investment career in 1994.
•	BA in business administration, University of Texas.

Shuxin Cao, CFA, Portfolio Manager

•	Managed the Fund since May 2010.
•	Joined Invesco as an international equity analyst with a focus on Asia in 1997 and promoted to portfolio manager in 1999.
•	Began investment career in 1993.
•	BA in English, Tianjin Foreign Language Institute and MBA, Texas A&M University.

Matthew Dennis, CFA, Portfolio Manager

•	Managed the Fund since May 2010.
•	Joined Invesco as senior portfolio analyst in 2000 and promoted to portfolio manager in 2003.
•	Began investment career in 1994.
•	BA in economics from The University of Texas at Austin and MS in finance from Texas A&M University.

Jason Holzer, CFA, Portfolio Manager

•	Managed the Fund since May 2010.
•	Joined Invesco as senior analyst in 1996 and promoted to portfolio manager in 1999.
•	Began investment career in 1994.
•	BA in quantitative economics and MS in engineering-economic systems from Stanford University.

Mark Jason, CFA, Portfolio Manager

•	Managed the Fund since August 2011.
•	Joined Invesco as a senior analyst in 2001 and promoted to portfolio manager in 2007.
•	Began investment career in 1995.
•	BS in finance and BS in real estate from California State University at Northridge.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

For more information see “Fund Management and Compensation.”

S-6546-7 A (6/11)